Property, Plant and Equipment (Tables)	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
	Office equipment	Fixtures and fittings	Office renovations	Computer & software	Machinery	Renovation in progress	Total
	RM	RM	RM	RM	RM	RM	RM
Cost
As of January 1, 2024	304,609	361,505	2,143,925	328,415	-	713,259	3,851,713
Additions	26,977	11,794	304,130	54,904	-	1,064,361	1,462,166
Disposals	(6,497)	-	-	(4,499)	-	(1,678,975)	(1,689,971)
Currency realignment	(2,075)	(276)	(10,697)	-	-	-	(13,048)
As of December 31, 2024	323,014	373,023	2,437,358	378,820	-	98,645	3,610,860
Additions	49,699	453,450	1,266,100	89,432	703,383	-	2,562,064
Disposal of controlling in subsidiaries	(46,261)	(54,827)	(141,092)	(55,893)	-	(98,645)	(396,718)
Currency realignment	(538)	(597)	(23,185)	(255)	-	-	(24,575)
As of June 30, 2025	325,914	771,049	3,539,181	412,104	703,383	-	5,751,631

Accumulated depreciation
As of January 1, 2024	58,903	137,717	369,999	86,971	-	-	653,590
Depreciation for the period	33,558	66,412	229,046	70,702	-	-	399,718
Disposal of controlling in subsidiaries	(1,237)	-	-	(1,516)	-	-	(2,753)
Currency realignment	(20)	(46)	(1,525)	(18)	-	-	(1,609)
As of December 31, 2024	91,204	204,083	597,520	156,139	-	-	1,048,946
Depreciation for the period	14,290	45,019	128,734	34,503	-	-	222,546
Disposal of controlling in subsidiaries	(38,269)	(45,596)	(112,264)	(29,893)	-	-	(226,022)
Currency realignment	(73)	(177)	(4,509)	(65)	-	-	(4,824)
As of June 30, 2025	67,152	203,329	609,481	160,684	-	-	1,040,646

Carrying amounts
As of December 31, 2024	231,810	168,940	1,839,838	222,681	-	98,645	2,561,914
As of June 30, 2025	258,762	567,720	2,929,700	251,420	703,383	-	4,710,985
As of June 30, 2025 (US$)	61,424	134,764	695,445	59,682	166,967	-	1,118,282